Other provisions - Schedule of Provisions and Liabilities (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 2,092
Exchange and other adjustments	85
Provisions applied	(415)
Charge for the period	191
Provisions at end of the period	1,953
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	200
Exchange and other adjustments	1
Provisions applied	0
Charge for the period	35
Provisions at end of the period	236
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,156
Exchange and other adjustments	2
Provisions applied	(245)
Charge for the period	79
Provisions at end of the period	992
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	736
Exchange and other adjustments	82
Provisions applied	(170)
Charge for the period	77
Provisions at end of the period	£ 725